Note 19 - DEFINED CONTRIBUTION AND BENEFIT PLANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 19 - Defined Contribution And Benefit Plans Details Narrative
Total expense benefit plans	$ 851	$ 288	$ 539
Total charges of continuing operations	1,233	891	708
Total charges of discontinuing operations		205	138
Accumulated benefit obligations	$ 5,840	$ 2,935
Changed Discount Rate	4.00%	4.20%	4.80%